U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The American Funds Income Series

File Nos. 002-98199 and 811-04318

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on October 29, 2015 of Registrant’s Post-Effective Amendment No. 52 under the Securities Act of 1933 and Amendment No. 51 under the Investment Company Act of 1940.

Sincerely,

STEVEN I. KOSZALKA